INCOME TAX (Tables)	3 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Before Income Tax [Table Text Block]	Income (loss) before income taxes comprises the following for the three month period ended March 31, 2015:
Ireland	(5,039)
France	10,236
United States	16,924
Total	$22,121